13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

06/30/2001

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	August 14, 2001

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:	$629,273 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTLY TRUST          SH BEN INT  004239-10-9  42,963      6,155,092.00         SOLE           	    SOLE
AMER. HOME PROD. CORP.        COM         026609-10-7  1,193       20,301.00            SOLE           	    SOLE
AMERICAN SELECT PORT. INC     COM         029570-10-8  18,214      1,451,311.00         SOLE           	    SOLE
AMERICAN STRATEGIC INC PORT   COM         030098-10-7  7,872       652,745.00           SOLE           	    SOLE
AMERICAN STRAT INC PORT II    COM         030099-10-5  27,325      2,208,965.00         SOLE           	    SOLE
AMERICAN STRAT PORT INC III   COM         03009T-10-1  14,654      1,241,888.00         SOLE           	    SOLE
ARGONAUT TECHNOLOGIES         COM         040175-10-1  181         34,886.00            SOLE           	    SOLE
BP AMOCO PLC(FKA AMOCO)       SPONS ADR   055622-10-4  213         4,266.00             SOLE           	    SOLE
CATELLUS DEVELOPMENT CORP.    COM         149111-10-6  7,067       405.00.00            SOLE           	    SOLE
CONSOLIDATED TOMOKA LP CO     COM         210226-10-6  4,215       279,494.210          SOLE           	    SOLE
CURIS INC                     COM         231269-10-1  285         59.00.00             SOLE           	    SOLE
DDI CORP.                     COM         233162-10-6  2,964       148,201.00           SOLE           	    SOLE
DISCOVERY PARTNERS INTL INC   COM         254675-10-1  763         169,470.00           SOLE           	    SOLE
DU PONT E I DE NEMOURS & CO   COM         263534-10-9  517         10,715.00            SOLE           	    SOLE
EXXON  MOBIL CORP             COM         30231G-10-2  184         2,112.00             SOLE           	    SOLE
FANSTEEL INC. DEL             COM         307260-10-9  151         36,432.00            SOLE           	    SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  46,680      1,994,878.00         SOLE           	    SOLE
FOREST CITY ENTERPRISES INC.  CL A        345550-10-7  17,875      325.00.00            SOLE           	    SOLE
FRANLIN RESOURCES INC.        COM         354613-10-1  458         10.00.00             SOLE           	    SOLE
GENVEC INC.                   COM         37246C-10-9  432         148,500.00           SOLE           	    SOLE
HILTON HOTELS GROUP C.S.      COM         432848-10-9  18,351      1,582.00.00          SOLE           	    SOLE
HOST MARRIOTT ( NEW )         COM         44107P-10-4  10,851      866,700.00           SOLE           	    SOLE
IHOP CORP NEW                 COM         449623-10-7  12,888      480.00.00            SOLE           	    SOLE
INNOVEDA INC                  COM         45769F-10-2  95          37,249.00            SOLE           	    SOLE
INTUITIVE SURGICAL DEVICES    COM         46120E-10-7  1,655       122,504.00           SOLE           	    SOLE
JOHN NUVEEN CO.               CL A        478035-10-8  742         13,100.00            SOLE           	    SOLE
JOHNSON & JOHNSON             COM         478160-10-4  718         8,396.00             SOLE           	    SOLE
JUNIPER NETWORKS              COM         48203R-10-4  9,991       321,268.00           SOLE           	    SOLE
LATIN AMERICAN DISCOVERY  FD  COM         51828C-10-6  10,993      1,062,100.00         SOLE           	    SOLE
LILLY ELI AND CO.             COM         532457-10-8  259         3,500.00             SOLE           	    SOLE
MACERICH COMPANY              COM         554382-10-1  12,028      485.00.00            SOLE           	    SOLE
MORGAN STAN D WITTR EMG MK    COM         61744G-10-7  12,542      1,425,200.00         SOLE           	    SOLE
MORGAN STAN D WITTR ASIA PAC  COM         61744U-10-6  33,654      3,992,123.00         SOLE           	    SOLE
MORGAN STANLEY D. W. GOV'T    GOVT INC TR 61745P-10-6  66,471      7,519,400.00         SOLE           	    SOLE
ONI SYSTEMS CORP              COM         68273F-10-3  2,442       87,510.00            SOLE           	    SOLE
ORIGINAL 16 TO ONE MINE       COM         686203-10-0  23          22,500.00            SOLE           	    SOLE
PRIME GROUP REALTY TRUST      SH BEN INT  74158J-10-3  7,898       585.00.00            SOLE           	    SOLE
RAYONIER INC.                 COM         754907-10-3  9,629       207,300.00           SOLE           	    SOLE
ROYCE FOCUS TR                COM         78080N-10-8  17,517      2,780,521.00         SOLE           	    SOLE
ROYCE VALUE TRUST INC         COM         780910-10-5  122,167     7,545,811.00         SOLE           	    SOLE
ROYCE MICRO-CAP. TR INC       COM         780915-10-4  41,805      4,015,841.00         SOLE           	    SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  27,937      4,096,300.00         SOLE           	    SOLE
SIEBEL SYS INC                COM         826170-10-2  836         17,824.00            SOLE           	    SOLE
STORAGE NETWORKS INC.         COM         86211E-10-3  3,235       190,423.00           SOLE           	    SOLE
TRIZEC HAHN CORP              SUB VTG     896938-10-7  10,095      555.00.00            SOLE           	    SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  246         13,743.00            SOLE           	    SOLE


TOTAL                         	           	            629,273     53,394,569.210